 Securities Act of 1933 Registration No. 033-60973

Investment Company Act of 1940 Registration No. 811-07319

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.  ______

☒ Post-Effective Amendment No.  29

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No.  29

Fidelity Covington Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Marc Bryant, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on October 11, 2017 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.

☒ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 29 to Fidelity Covington Trust’s Registration Statement on Form N-1A is to designate a new effective date, October 11, 2017, for the previously filed Post-Effective Amendment No. 26.  The Prospectus, Statement of Additional Information (SAI), and Part C for this Post-Effective Amendment No. 29 are identical to those filed in Post-Effective Amendment No. 26, and the Prospectus, SAI, and Part C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 26.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of September 2017.

Fidelity Covington Trust
	By	/s/Adrien E. Deberghes
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Adrien E. Deberghes, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Adrien E. Deberghes		President and Treasurer	September 11, 2017
Adrien E. Deberghes		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	September 11, 2017
Howard J. Galligan III		(Principal Financial Officer)

/s/Brian B. Hogan	*	Trustee	September 11, 2017
Brian B. Hogan

/s/David A. Rosow	*	Trustee	September 11, 2017
David A. Rosow

/s/Garnett A. Smith	*	Trustee	September 11, 2017
Garnett A. Smith

/s/Michael E. Wiley	*	Trustee	September 11, 2017
Michael E. Wiley

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated November 1, 2014 and filed herewith.

SIGNATURE

Fidelity Master Portfolios LLC has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11 day of September 2017.

FIDELITY MASTER PORTFOLIOS LLC
By:	/s/Adrien E. Deberghes
Adrien E. Deberghes, President

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series VII Fidelity Covington Trust	Fidelity Select Portfolios Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity SelectCo, LLC (“SelectCo”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which SelectCo or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after November 1, 2014.

WITNESS our hands on this 1st day of November 2014.

/s/Brian B. Hogan	/s/Garnett A. Smith
Brian B. Hogan	Garnett A. Smith
/s/David A. Rosow	/s/Michael E. Wiley
David A. Rosow	Michael E. Wiley